Commitments and Contingencies - Asbestos Litigation (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Long-term asbestos insurance asset	$ 216,760
Long-term asbestos insurance receivable	23,291
Accrued asbestos liability	34,841
Long-term asbestos liability	$ 236,757	$ 0